UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Asset Manager® 20%

December 31, 2014

1.811345.110

AMI-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 21.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	1,407,338	$ 11,089,826
Fidelity Consumer Discretionary Central Fund (c)	400,492	94,255,786
Fidelity Consumer Staples Central Fund (c)	298,913	65,082,303
Fidelity Emerging Markets Equity Central Fund (c)	223,691	44,586,089
Fidelity Energy Central Fund (c)	414,982	53,864,686
Fidelity Financials Central Fund (c)	1,707,375	151,307,610
Fidelity Health Care Central Fund (c)	329,701	110,710,196
Fidelity Industrials Central Fund (c)	359,364	83,631,169
Fidelity Information Technology Central Fund (c)	567,794	152,816,076
Fidelity International Equity Central Fund (c)	2,758,815	212,401,157
Fidelity Materials Central Fund (c)	127,628	28,438,118
Fidelity Real Estate Equity Central Fund (c)	331,109	33,872,433
Fidelity Telecom Services Central Fund (c)	98,328	16,270,359
Fidelity Utilities Central Fund (c)	186,847	30,594,251
TOTAL EQUITY CENTRAL FUNDS (Cost $705,828,602)		1,088,920,059
Fixed-Income Central Funds - 54.6%

High Yield Fixed-Income Funds - 5.8%
Fidelity Emerging Markets Debt Central Fund (c)	2,548,429	24,133,624
Fidelity Floating Rate Central Fund (c)	957,016	100,055,993
Fidelity High Income Central Fund 1 (c)	1,698,252	168,092,986
TOTAL HIGH YIELD FIXED-INCOME FUNDS		292,282,603
Investment Grade Fixed-Income Funds - 48.8%
Fidelity Inflation-Protected Bond Index Central Fund (c)	690,756	67,797,658
Fidelity Investment Grade Bond Central Fund (c)	22,165,710	2,395,226,667
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,463,024,325
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,589,874,669)		2,755,306,928
Money Market Central Funds - 23.8%

Fidelity Cash Central Fund, 0.13% (a)	455,339,846	455,339,846
Fidelity Money Market Central Fund, 0.27% (a)	746,143,275	746,143,275
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,201,483,121)		1,201,483,121
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 1/15/15 to 3/12/15 (b) (Cost $5,449,890)	$ 5,450,000	$ 5,449,890
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,502,636,282)	5,051,159,998
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,516,744)
NET ASSETS - 100%	$ 5,048,643,254
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,042 CME E-mini S&P 500 Index Contracts (United States)	March 2015	$ 106,930,040	$ 1,931,867

The face value of futures purchased as a percentage of net assets is 2.1%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,070,893.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 176,897
Fidelity Commodity Strategy Central Fund	5,622
Fidelity Consumer Discretionary Central Fund	308,070
Fidelity Consumer Staples Central Fund	290,573
Fidelity Emerging Markets Debt Central Fund	506,633
Fidelity Emerging Markets Equity Central Fund	162,812
Fidelity Energy Central Fund	236,562
Fidelity Financials Central Fund	918,326
Fidelity Floating Rate Central Fund	1,373,899
Fidelity Health Care Central Fund	186,642
Fidelity High Income Central Fund 1	2,690,258
Fidelity Industrials Central Fund	311,624
Fidelity Information Technology Central Fund	209,309
Fidelity International Equity Central Fund	605,388
Fidelity Investment Grade Bond Central Fund	19,543,263
Fidelity Materials Central Fund	137,337
Fidelity Money Market Central Fund	592,830
Fidelity Real Estate Equity Central Fund	143,869
Fidelity Telecom Services Central Fund	100,968
Fidelity Utilities Central Fund	196,879
Total	$ 28,697,761
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 12,710,937	$ 129,709	$ 245,877	$ 11,089,826	3.3%
Fidelity Consumer Discretionary Central Fund	87,688,111	878,603	3,026,507	94,255,786	6.1%
Fidelity Consumer Staples Central Fund	65,518,725	723,129	5,152,166	65,082,303	5.5%
Fidelity Emerging Markets Debt Central Fund	25,304,631	728,794	409,849	24,133,624	23.2%
Fidelity Emerging Markets Equity Central Fund	47,724,203	576,649	819,767	44,586,089	10.4%
Fidelity Energy Central Fund	62,238,447	2,235,342	646,949	53,864,686	5.5%
Fidelity Financials Central Fund	143,738,104	2,154,736	2,605,228	151,307,610	6.0%
Fidelity Floating Rate Central Fund	102,180,290	2,019,485	1,639,196	100,055,993	4.3%
Fidelity Health Care Central Fund	107,208,679	916,784	6,252,954	110,710,196	5.8%
Fidelity High Income Central Fund 1	105,785,945	70,234,333	2,527,440	168,092,986	21.4%
Fidelity Industrials Central Fund	78,280,164	995,270	1,292,322	83,631,169	6.1%
Fidelity Inflation-Protected Bond Index Central Fund	69,036,967	579,073	1,147,427	67,797,658	24.3%
Fidelity Information Technology Central Fund	141,245,501	9,751,105	1,555,957	152,816,076	5.7%
Fidelity International Equity Central Fund	219,577,330	2,467,366	3,688,831	212,401,157	7.7%
Fidelity Investment Grade Bond Central Fund	2,441,369,579	36,006,081	104,358,305	2,395,226,667	32.1%
Fidelity Materials Central Fund	29,465,736	385,990	452,128	28,438,118	6.2%
Fidelity Real Estate Equity Central Fund	-	33,627,130	194,068	33,872,433	21.3%
Fidelity Telecom Services Central Fund	16,072,988	257,425	219,008	16,270,359	5.5%
Fidelity Utilities Central Fund	29,040,280	414,182	460,565	30,594,251	6.0%
Total	$ 3,784,186,617	$ 165,081,186	$ 136,694,544	$ 3,844,226,987
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,088,920,059	$ 1,088,920,059	$ -	$ -
Fixed-Income Central Funds	2,755,306,928	2,755,306,928	-	-
Money Market Central Funds	1,201,483,121	1,201,483,121	-	-
U.S. Treasury Obligations	5,449,890	-	5,449,890	-
Total Investments in Securities:	$ 5,051,159,998	$ 5,045,710,108	$ 5,449,890	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,931,867	$ 1,931,867	$ -	$ -
Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $4,502,691,023. Net unrealized appreciation aggregated $548,468,975, of which $562,460,766 related to appreciated investment securities and $13,991,791 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 30%

December 31, 2014

1.849900.107

TAN-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 31.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	240,449	$ 1,894,739
Fidelity Consumer Discretionary Central Fund (c)	100,364	23,620,615
Fidelity Consumer Staples Central Fund (c)	74,929	16,314,183
Fidelity Emerging Markets Equity Central Fund (c)	41,814	8,334,398
Fidelity Energy Central Fund (c)	104,549	13,570,481
Fidelity Financials Central Fund (c)	429,731	38,082,793
Fidelity Health Care Central Fund (c)	82,607	27,738,506
Fidelity Industrials Central Fund (c)	91,191	21,221,937
Fidelity Information Technology Central Fund (c)	142,945	38,472,211
Fidelity International Equity Central Fund (c)	747,889	57,579,981
Fidelity Materials Central Fund (c)	31,943	7,117,544
Fidelity Real Estate Equity Central Fund (c)	55,839	5,712,279
Fidelity Telecom Services Central Fund (c)	24,697	4,086,616
Fidelity Utilities Central Fund (c)	46,629	7,634,955
TOTAL EQUITY CENTRAL FUNDS (Cost $201,959,158)		271,381,238
Fixed-Income Central Funds - 54.3%

High Yield Fixed-Income Funds - 5.8%
Fidelity Emerging Markets Debt Central Fund (c)	427,448	4,047,932
Fidelity Floating Rate Central Fund (c)	161,800	16,916,164
Fidelity High Income Central Fund 1 (c)	287,602	28,466,804
TOTAL HIGH YIELD FIXED-INCOME FUNDS		49,430,900
Investment Grade Fixed-Income Funds - 48.5%
Fidelity Inflation-Protected Bond Index Central Fund (c)	99,806	9,796,000
Fidelity Investment Grade Bond Central Fund (c)	3,749,117	405,129,574
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		414,925,574
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $450,048,135)		464,356,474
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 1/15/15 to 3/12/15 (b) (Cost $899,980)	$ 900,000	$ 899,980
Money Market Central Funds - 13.8%
	Shares
Fidelity Cash Central Fund, 0.13% (a)	95,494,354	95,494,354
Fidelity Money Market Central Fund, 0.27% (a)	22,488,373	22,488,373
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $117,982,727)		117,982,727
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $770,890,000)	854,620,419
NET OTHER ASSETS (LIABILITIES) - 0.0%	(185,005)
NET ASSETS - 100%	$ 854,435,414
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
171 CME E-mini S&P 500 Index Contracts (United States)	March 2015	$ 17,548,020	$ 317,442
The face value of futures purchased as a percentage of net assets is 2.1%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $899,980.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,309
Fidelity Commodity Strategy Central Fund	940
Fidelity Consumer Discretionary Central Fund	75,092
Fidelity Consumer Staples Central Fund	70,838
Fidelity Emerging Markets Debt Central Fund	67,324
Fidelity Emerging Markets Equity Central Fund	29,688
Fidelity Energy Central Fund	59,001
Fidelity Financials Central Fund	227,698
Fidelity Floating Rate Central Fund	203,458
Fidelity Health Care Central Fund	45,415
Fidelity High Income Central Fund 1	384,405
Fidelity Industrials Central Fund	77,461
Fidelity Information Technology Central Fund	51,673
Fidelity International Equity Central Fund	160,274
Fidelity Investment Grade Bond Central Fund	2,889,640
Fidelity Materials Central Fund	33,641
Fidelity Money Market Central Fund	14,615
Fidelity Real Estate Equity Central Fund	23,659
Fidelity Telecom Services Central Fund	24,680
Fidelity Utilities Central Fund	48,126
Total	$ 4,516,937
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 2,068,534	$ 111,349	$ 33,400	$ 1,894,739	0.6%
Fidelity Consumer Discretionary Central Fund	21,176,863	803,137	491,088	23,620,615	1.5%
Fidelity Consumer Staples Central Fund	15,805,384	619,886	1,079,441	16,314,183	1.4%
Fidelity Emerging Markets Debt Central Fund	4,078,506	269,573	55,671	4,047,932	3.9%
Fidelity Emerging Markets Equity Central Fund	8,547,434	434,507	122,474	8,334,398	1.9%
Fidelity Energy Central Fund	15,186,952	973,077	120,733	13,570,481	1.4%
Fidelity Financials Central Fund	34,998,326	1,903,924	812,256	38,082,793	1.5%
Fidelity Floating Rate Central Fund	16,620,152	932,993	222,663	16,916,164	0.7%
Fidelity Health Care Central Fund	25,731,828	966,382	1,093,426	27,738,506	1.4%
Fidelity High Income Central Fund 1	16,438,202	13,271,651	346,669	28,466,804	3.6%
Fidelity Industrials Central Fund	19,083,057	1,012,262	277,774	21,221,937	1.5%
Fidelity Inflation-Protected Bond Index Central Fund	9,584,419	441,634	133,598	9,796,000	3.5%
Fidelity Information Technology Central Fund	34,374,383	3,550,239	303,256	38,472,211	1.4%
Fidelity International Equity Central Fund	57,136,336	2,810,133	801,644	57,579,981	2.1%
Fidelity Investment Grade Bond Central Fund	397,927,512	18,513,482	14,937,276	405,129,574	5.4%
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Materials Central Fund	7,108,586	326,746	96,386	7,117,544	1.5%
Fidelity Real Estate Equity Central Fund	-	5,674,095	33,697	5,712,279	3.6%
Fidelity Telecom Services Central Fund	3,844,573	240,295	37,956	4,086,616	1.4%
Fidelity Utilities Central Fund	6,992,871	350,109	98,707	7,634,955	1.5%
Total	$ 696,703,918	$ 53,205,474	$ 21,098,115	$ 735,737,712
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 271,381,238	$ 271,381,238	$ -	$ -
Fixed-Income Central Funds	464,356,474	464,356,474	-	-
Money Market Central Funds	117,982,727	117,982,727	-	-
U.S. Treasury Obligations	899,980	-	899,980	-
Total Investments in Securities:	$ 854,620,419	$ 853,720,439	$ 899,980	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 317,442	$ 317,442	$ -	$ -
Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $770,902,974. Net unrealized appreciation aggregated $83,717,445, of which $87,325,547 related to appreciated investment securities and $3,608,102 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 40%

December 31, 2014

1.849910.107

FAN-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 42.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	254,710	$ 2,007,117
Fidelity Consumer Discretionary Central Fund (c)	138,497	32,595,322
Fidelity Consumer Staples Central Fund (c)	102,914	22,407,537
Fidelity Emerging Markets Equity Central Fund (c)	71,742	14,299,662
Fidelity Energy Central Fund (c)	144,828	18,798,689
Fidelity Financials Central Fund (c)	593,230	52,572,025
Fidelity Health Care Central Fund (c)	114,233	38,358,318
Fidelity Industrials Central Fund (c)	126,689	29,483,097
Fidelity Information Technology Central Fund (c)	197,442	53,139,640
Fidelity International Equity Central Fund (c)	1,080,732	83,205,579
Fidelity Materials Central Fund (c)	44,546	9,925,810
Fidelity Real Estate Equity Central Fund (c)	58,638	5,998,660
Fidelity Telecom Services Central Fund (c)	34,563	5,719,076
Fidelity Utilities Central Fund (c)	64,947	10,634,492
TOTAL EQUITY CENTRAL FUNDS (Cost $295,956,285)		379,145,024
Fixed-Income Central Funds - 48.3%

High Yield Fixed-Income Funds - 5.8%
Fidelity Emerging Markets Debt Central Fund (c)	446,816	4,231,345
Fidelity Floating Rate Central Fund (c)	169,894	17,762,461
Fidelity High Income Central Fund 1 (c)	301,581	29,850,471
TOTAL HIGH YIELD FIXED-INCOME FUNDS		51,844,277
Investment Grade Fixed-Income Funds - 42.5%
Fidelity Inflation-Protected Bond Index Central Fund (c)	104,400	10,246,842
Fidelity Investment Grade Bond Central Fund (c)	3,433,083	370,978,942
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		381,225,784
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $422,636,516)		433,070,061
Money Market Central Funds - 9.3%

Fidelity Cash Central Fund, 0.13% (a)	72,795,392	72,795,392
Fidelity Money Market Central Fund, 0.27% (a)	10,317,684	10,317,684
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $83,113,076)		83,113,076
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 1/15/15 to 3/12/15 (b) (Cost $909,981)	$ 910,000	$ 909,981
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $802,615,858)	896,238,142
NET OTHER ASSETS (LIABILITIES) - 0.0%	(63,113)
NET ASSETS - 100%	$ 896,175,029
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
173 CME E-mini S&P 500 Index Contracts (United States)	March 2015	$ 17,753,260	$ 322,031

The face value of futures purchased as a percentage of net assets is 2%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $909,981.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,322
Fidelity Commodity Strategy Central Fund	993
Fidelity Consumer Discretionary Central Fund	103,479
Fidelity Consumer Staples Central Fund	97,474
Fidelity Emerging Markets Debt Central Fund	69,105
Fidelity Emerging Markets Equity Central Fund	50,230
Fidelity Energy Central Fund	76,058
Fidelity Financials Central Fund	313,132
Fidelity Floating Rate Central Fund	209,942
Fidelity Health Care Central Fund	62,108
Fidelity High Income Central Fund 1	396,127
Fidelity Industrials Central Fund	106,519
Fidelity Information Technology Central Fund	70,667
Fidelity International Equity Central Fund	229,258
Fidelity Investment Grade Bond Central Fund	2,600,101
Fidelity Materials Central Fund	46,399
Fidelity Money Market Central Fund	6,705
Fidelity Real Estate Equity Central Fund	24,649
Fidelity Telecom Services Central Fund	33,721
Fidelity Utilities Central Fund	66,415
Total	$ 4,585,404
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 2,097,081	$ 189,438	$ 14,974	$ 2,007,117	0.6%
Fidelity Consumer Discretionary Central Fund	28,519,121	1,774,980	608,698	32,595,322	2.1%
Fidelity Consumer Staples Central Fund	21,243,847	1,342,125	1,485,862	22,407,537	1.9%
Fidelity Emerging Markets Debt Central Fund	4,107,144	402,107	24,957	4,231,345	4.1%
Fidelity Emerging Markets Equity Central Fund	14,092,797	1,180,897	89,845	14,299,662	3.3%
Fidelity Energy Central Fund	19,008,861	2,933,866	51,320	18,798,689	1.9%
Fidelity Financials Central Fund	46,778,280	4,046,299	952,270	52,572,025	2.1%
Fidelity Floating Rate Central Fund	16,833,483	1,459,614	99,828	17,762,461	0.8%
Fidelity Health Care Central Fund	34,567,961	2,146,370	1,259,145	38,358,318	2.0%
Fidelity High Income Central Fund 1	16,306,904	14,624,842	147,245	29,850,471	3.8%
Fidelity Industrials Central Fund	25,559,578	2,201,906	185,206	29,483,097	2.1%
Fidelity Inflation-Protected Bond Index Central Fund	9,655,040	753,778	59,897	10,246,842	3.7%
Fidelity Information Technology Central Fund	45,939,403	6,163,768	129,178	53,139,640	2.0%
Fidelity International Equity Central Fund	79,483,079	6,447,934	494,148	83,205,579	3.0%
Fidelity Investment Grade Bond Central Fund	351,285,747	27,340,159	10,880,157	370,978,942	5.0%
Fidelity Materials Central Fund	9,594,305	698,998	65,908	9,925,810	2.2%
Fidelity Real Estate Equity Central Fund	-	5,931,973	8,722	5,998,660	3.8%
Fidelity Telecom Services Central Fund	5,164,901	517,368	16,378	5,719,076	1.9%
Fidelity Utilities Central Fund	9,429,374	739,515	66,437	10,634,492	2.1%
Total	$ 739,666,906	$ 80,895,937	$ 16,640,175	$ 812,215,085
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 379,145,024	$ 379,145,024	$ -	$ -
Fixed-Income Central Funds	433,070,061	433,070,061	-	-
Money Market Central Funds	83,113,076	83,113,076	-	-
U.S. Treasury Obligations	909,981	-	909,981	-
Total Investments in Securities:	$ 896,238,142	$ 895,328,161	$ 909,981	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 322,031	$ 322,031	$ -	$ -
Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $802,622,088. Net unrealized appreciation aggregated $93,616,054, of which $99,046,979 related to appreciated investment securities and $5,430,925 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 50%

December 31, 2014

1.811343.110

FAA-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 52.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	2,257,412	$ 17,788,403
Fidelity Consumer Discretionary Central Fund (c)	1,579,390	371,709,379
Fidelity Consumer Staples Central Fund (c)	1,173,581	255,523,752
Fidelity Emerging Markets Equity Central Fund (c)	761,628	151,807,697
Fidelity Energy Central Fund (c)	1,641,367	213,049,421
Fidelity Financials Central Fund (c)	6,747,747	597,985,308
Fidelity Health Care Central Fund (c)	1,299,318	436,297,940
Fidelity Industrials Central Fund (c)	1,434,835	333,914,844
Fidelity Information Technology Central Fund (c)	2,245,660	604,396,970
Fidelity International Equity Central Fund (c)	12,613,845	971,139,910
Fidelity Materials Central Fund (c)	511,509	113,974,326
Fidelity Real Estate Equity Central Fund (c)	537,835	55,020,569
Fidelity Telecom Services Central Fund (c)	366,414	60,630,450
Fidelity Utilities Central Fund (c)	750,027	122,809,382
TOTAL EQUITY CENTRAL FUNDS (Cost $2,800,132,680)		4,306,048,351
Fixed-Income Central Funds - 43.3%

High Yield Fixed-Income Funds - 5.8%
Fidelity Emerging Markets Debt Central Fund (c)	4,063,824	38,484,415
Fidelity Floating Rate Central Fund (c)	1,545,633	161,595,922
Fidelity High Income Central Fund 1 (c)	2,754,452	272,635,613
TOTAL HIGH YIELD FIXED-INCOME FUNDS		472,715,950
Investment Grade Fixed-Income Funds - 37.5%
Fidelity Inflation-Protected Bond Index Central Fund (c)	952,319	93,470,109
Fidelity Investment Grade Bond Central Fund (c)	27,573,260	2,979,566,493
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,073,036,602
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,351,491,253)		3,545,752,552
Money Market Central Funds - 4.1%

Fidelity Cash Central Fund, 0.13% (a)	279,799,525	279,799,525
Fidelity Money Market Central Fund, 0.27% (a)	55,306,243	55,306,243
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $335,105,768)		335,105,768
U.S. Treasury Obligations - 0.1%
Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 1/15/15 to 3/12/15 (b) (Cost $7,709,826)	$ 7,710,000	$ 7,709,826
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,494,439,527)	8,194,616,497
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,135,248)
NET ASSETS - 100%	$ 8,191,481,249
Futures Contracts
	Expiration Date	Underlying/ Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,458 CME E-mini S&P 500 Index Contracts (United States)	March 2015	$ 149,619,960	$ 2,750,356
The face value of futures purchased as a percentage of net assets is 1.8%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,082,834.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 94,905
Fidelity Commodity Strategy Central Fund	9,015
Fidelity Consumer Discretionary Central Fund	1,210,166
Fidelity Consumer Staples Central Fund	1,147,197
Fidelity Emerging Markets Debt Central Fund	655,204
Fidelity Emerging Markets Equity Central Fund	554,269
Fidelity Energy Central Fund	894,325
Fidelity Financials Central Fund	3,667,972
Fidelity Floating Rate Central Fund	1,989,514
Fidelity Health Care Central Fund	736,872
Fidelity High Income Central Fund 1	3,755,620
Fidelity Industrials Central Fund	1,243,975
Fidelity Information Technology Central Fund	827,913
Fidelity International Equity Central Fund	2,767,287
Fidelity Investment Grade Bond Central Fund	21,747,081
Fidelity Materials Central Fund	550,273
Fidelity Money Market Central Fund	35,943
Fidelity Real Estate Equity Central Fund	233,056
Fidelity Telecom Services Central Fund	376,098
Fidelity Utilities Central Fund	790,191
Total	$ 43,286,876
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 20,470,784	$ 147,544	$ 416,207	$ 17,788,403	5.4%
Fidelity Consumer Discretionary Central Fund	349,029,597	2,927,492	14,526,365	371,709,379	24.2%
Fidelity Consumer Staples Central Fund	260,890,931	2,417,316	23,428,094	255,523,752	21.7%
Fidelity Emerging Markets Debt Central Fund	40,494,059	1,062,937	693,678	38,484,415	37.0%
Fidelity Emerging Markets Equity Central Fund	163,068,383	1,524,370	2,913,787	151,807,697	35.3%
Fidelity Energy Central Fund	235,160,131	16,919,746	1,851,015	213,049,421	21.9%
Fidelity Financials Central Fund	572,892,452	6,943,669	13,837,196	597,985,308	23.8%
Fidelity Floating Rate Central Fund	165,566,828	2,847,552	2,774,711	161,595,922	7.0%
Fidelity Health Care Central Fund	427,242,889	2,884,804	28,712,469	436,297,940	22.8%
Fidelity High Income Central Fund 1	158,322,446	126,868,051	3,762,842	272,635,613	34.7%
Fidelity Industrials Central Fund	311,842,081	3,059,459	3,504,685	333,914,844	24.2%
Fidelity Inflation-Protected Bond Index Central Fund	95,507,367	554,113	1,664,827	93,470,109	33.5%
Fidelity Information Technology Central Fund	562,454,955	33,159,723	4,665,103	604,396,970	22.7%
Fidelity International Equity Central Fund	1,007,434,589	8,633,452	17,621,217	971,139,910	35.4%
Fidelity Investment Grade Bond Central Fund	3,060,845,980	38,484,452	147,411,507	2,979,566,493	39.9%
Fidelity Materials Central Fund	117,717,077	1,354,704	1,798,164	113,974,326	24.8%
Fidelity Real Estate Equity Central Fund	-	54,564,919	251,802	55,020,569	34.7%
Fidelity Telecom Services Central Fund	59,838,623	803,309	597,917	60,630,450	20.6%
Fidelity Utilities Central Fund	116,214,245	1,429,962	1,244,201	122,809,382	24.0%
Total	$ 7,724,993,417	$ 306,587,574	$ 271,675,787	$ 7,851,800,903
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 4,306,048,351	$ 4,306,048,351	$ -	$ -
Fixed-Income Central Funds	3,545,752,552	3,545,752,552	-	-
Money Market Central Funds	335,105,768	335,105,768	-	-
U.S. Treasury Obligations	7,709,826	-	7,709,826	-
Total Investments in Securities:	$ 8,194,616,497	$ 8,186,906,671	$ 7,709,826	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 2,750,356	$ 2,750,356	$ -	$ -
Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $6,494,534,648. Net unrealized appreciation aggregated $1,700,081,849, of which $1,757,769,787 related to appreciated investment securities and $57,687,938 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 60%

December 31, 2014

1.849920.107

SAN-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 62.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	395,214	$ 3,114,287
Fidelity Consumer Discretionary Central Fund (c)	318,172	74,881,759
Fidelity Consumer Staples Central Fund (c)	237,124	51,628,963
Fidelity Emerging Markets Equity Central Fund (c)	138,550	27,615,870
Fidelity Energy Central Fund (c)	332,218	43,121,892
Fidelity Financials Central Fund (c)	1,361,340	120,641,930
Fidelity Health Care Central Fund (c)	262,439	88,124,466
Fidelity Industrials Central Fund (c)	288,869	67,225,545
Fidelity Information Technology Central Fund (c)	452,716	121,844,059
Fidelity International Equity Central Fund (c)	2,658,151	204,651,020
Fidelity Materials Central Fund (c)	102,106	22,751,327
Fidelity Real Estate Equity Central Fund (c)	92,182	9,430,251
Fidelity Telecom Services Central Fund (c)	76,744	12,698,810
Fidelity Utilities Central Fund (c)	149,255	24,439,070
TOTAL EQUITY CENTRAL FUNDS (Cost $653,750,257)		872,169,249
Fixed-Income Central Funds - 35.6%

High Yield Fixed-Income Funds - 4.8%
Fidelity Emerging Markets Debt Central Fund (c)	693,911	6,571,341
Fidelity Floating Rate Central Fund (c)	127,049	13,283,023
Fidelity High Income Central Fund 1 (c)	479,780	47,488,594
TOTAL HIGH YIELD FIXED-INCOME FUNDS		67,342,958
Investment Grade Fixed-Income Funds - 30.8%
Fidelity Inflation-Protected Bond Index Central Fund (c)	163,485	16,046,074
Fidelity Investment Grade Bond Central Fund (c)	3,858,121	416,908,528
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		432,954,602
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $487,044,833)		500,297,560
Money Market Central Funds - 2.2%

Fidelity Cash Central Fund, 0.13% (a) (Cost $31,680,531)	31,680,531	31,680,531
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 1/15/15 to 3/12/15 (b) (Cost $1,579,967)	$ 1,580,000	$ 1,579,967
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,174,055,588)	1,405,727,307
NET OTHER ASSETS (LIABILITIES) - 0.0%	(501,991)
NET ASSETS - 100%	$ 1,405,225,316
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
303 CME E-mini S&P 500 Index Contracts (United States)	March 2015	$ 31,093,860	$ 557,274

The face value of futures purchased as a percentage of net assets is 2.2%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,579,967.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,871
Fidelity Commodity Strategy Central Fund	1,528
Fidelity Consumer Discretionary Central Fund	237,280
Fidelity Consumer Staples Central Fund	221,922
Fidelity Emerging Markets Debt Central Fund	106,966
Fidelity Emerging Markets Equity Central Fund	96,529
Fidelity Energy Central Fund	176,105
Fidelity Financials Central Fund	712,558
Fidelity Floating Rate Central Fund	156,347
Fidelity Health Care Central Fund	142,269
Fidelity High Income Central Fund 1	628,830
Fidelity Industrials Central Fund	241,654
Fidelity Information Technology Central Fund	161,676
Fidelity International Equity Central Fund	561,250
Fidelity Investment Grade Bond Central Fund	2,942,815
Fidelity Materials Central Fund	105,865
Fidelity Real Estate Equity Central Fund	38,602
Fidelity Telecom Services Central Fund	74,307
Fidelity Utilities Central Fund	151,978
Total	$ 6,768,352
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 3,272,057	$ 279,177	$ 28,283	$ 3,114,287	0.9%
Fidelity Consumer Discretionary Central Fund	65,587,086	4,323,687	1,703,528	74,881,759	4.9%
Fidelity Consumer Staples Central Fund	48,995,079	3,280,918	3,660,468	51,628,963	4.4%
Fidelity Emerging Markets Debt Central Fund	6,409,677	599,053	47,138	6,571,341	6.3%
Fidelity Emerging Markets Equity Central Fund	27,387,377	2,132,627	207,406	27,615,870	6.4%
Fidelity Energy Central Fund	44,754,610	5,792,423	173,838	43,121,892	4.4%
Fidelity Financials Central Fund	107,841,822	8,440,948	1,767,231	120,641,930	4.8%
Fidelity Floating Rate Central Fund	12,620,463	1,076,827	94,276	13,283,023	0.6%
Fidelity Health Care Central Fund	79,869,175	5,307,134	3,755,861	88,124,466	4.6%
Fidelity High Income Central Fund 1	24,479,691	24,770,556	281,862	47,488,594	6.0%
Fidelity Industrials Central Fund	58,752,305	4,591,310	434,998	67,225,545	4.9%
Fidelity Inflation-Protected Bond Index Central Fund	15,206,746	1,110,597	113,130	16,046,074	5.8%
Fidelity Information Technology Central Fund	105,422,442	14,283,962	438,109	121,844,059	4.6%
Fidelity International Equity Central Fund	196,706,354	14,906,457	1,461,269	204,651,020	7.5%
Fidelity Investment Grade Bond Central Fund	409,665,548	29,760,480	26,260,662	416,908,528	5.6%
Fidelity Materials Central Fund	22,067,642	1,533,306	153,191	22,751,327	4.9%
Fidelity Real Estate Equity Central Fund	-	9,331,636	19,230	9,430,251	5.9%
Fidelity Telecom Services Central Fund	11,563,019	1,076,498	55,406	12,698,810	4.3%
Fidelity Utilities Central Fund	21,744,979	1,635,834	155,188	24,439,070	4.8%
Total	$ 1,262,346,072	$ 134,233,430	$ 40,811,074	$ 1,372,466,809
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 872,169,249	$ 872,169,249	$ -	$ -
Fixed-Income Central Funds	500,297,560	500,297,560	-	-
Money Market Central Funds	31,680,531	31,680,531	-	-
U.S. Treasury Obligations	1,579,967	-	1,579,967	-
Total Investments in Securities:	$ 1,405,727,307	$ 1,404,147,340	$ 1,579,967	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 557,274	$ 557,274	$ -	$ -
Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $1,174,057,076. Net unrealized appreciation aggregated $231,670,231, of which $240,165,468 related to appreciated investment securities and $8,495,237 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 70%

December 31, 2014

1.811339.110

AMG-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 72.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	1,152,230	$ 9,079,570
Fidelity Consumer Discretionary Central Fund (c)	1,096,684	258,104,622
Fidelity Consumer Staples Central Fund (c)	819,133	178,349,878
Fidelity Emerging Markets Equity Central Fund (c)	556,560	110,933,503
Fidelity Energy Central Fund (c)	1,138,359	147,759,036
Fidelity Financials Central Fund (c)	4,690,320	415,656,162
Fidelity Health Care Central Fund (c)	904,019	303,560,519
Fidelity Industrials Central Fund (c)	985,337	229,307,729
Fidelity Information Technology Central Fund (c)	1,558,315	419,404,807
Fidelity International Equity Central Fund (c)	9,071,381	698,405,623
Fidelity Materials Central Fund (c)	348,073	77,557,554
Fidelity Real Estate Equity Central Fund (c)	273,599	27,989,208
Fidelity Telecom Services Central Fund (c)	253,115	41,882,907
Fidelity Utilities Central Fund (c)	514,218	84,198,064
TOTAL EQUITY CENTRAL FUNDS (Cost $2,161,828,227)		3,002,189,182
Fixed-Income Central Funds - 25.6%

High Yield Fixed-Income Funds - 4.8%
Fidelity Emerging Markets Debt Central Fund (c)	2,048,556	19,399,825
Fidelity Floating Rate Central Fund (c)	372,849	38,981,351
Fidelity High Income Central Fund 1 (c)	1,422,633	140,812,188
TOTAL HIGH YIELD FIXED-INCOME FUNDS		199,193,364
Investment Grade Fixed-Income Funds - 20.8%
Fidelity Inflation-Protected Bond Index Central Fund (c)	499,801	49,055,502
Fidelity Investment Grade Bond Central Fund (c)	7,557,633	816,677,858
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		865,733,360
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,034,383,533)		1,064,926,724
Money Market Central Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (a)	91,874,025	$ 91,874,025
Fidelity Money Market Central Fund, 0.27% (a)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $91,874,029)		91,874,029
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 1/8/15 to 3/12/15 (b) (Cost $4,669,907)	$ 4,670,000	$ 4,669,907
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,292,755,696)	4,163,659,842
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,178,928)
NET ASSETS - 100%	$ 4,162,480,914
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
896 CME E-mini S&P 500 Index Contracts (United States)	March 2015	$ 91,947,520	$ 1,651,278

The face value of futures purchased as a percentage of net assets is 2.2%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,360,909.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,483
Fidelity Commodity Strategy Central Fund	4,551
Fidelity Consumer Discretionary Central Fund	835,946
Fidelity Consumer Staples Central Fund	785,956
Fidelity Emerging Markets Debt Central Fund	325,412
Fidelity Emerging Markets Equity Central Fund	399,830
Fidelity Energy Central Fund	642,511
Fidelity Financials Central Fund	2,493,429
Fidelity Floating Rate Central Fund	472,910
Fidelity Health Care Central Fund	505,537
Fidelity High Income Central Fund 1	1,914,782
Fidelity Industrials Central Fund	845,165
Fidelity Information Technology Central Fund	569,475
Fidelity International Equity Central Fund	1,973,870
Fidelity Investment Grade Bond Central Fund	5,996,123
Fidelity Materials Central Fund	373,092
Fidelity Money Market Central Fund	-
Fidelity Real Estate Equity Central Fund	117,222
Fidelity Telecom Services Central Fund	255,328
Fidelity Utilities Central Fund	536,232
Total	$ 19,073,854
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 10,103,371	$ 263,723	$ 70,447	$ 9,079,570	2.7%
Fidelity Consumer Discretionary Central Fund	234,969,975	5,123,564	5,579,192	258,104,622	16.8%
Fidelity Consumer Staples Central Fund	176,144,673	4,010,888	12,611,978	178,349,878	15.2%
Fidelity Emerging Markets Debt Central Fund	19,855,699	845,664	117,411	19,399,825	18.6%
Fidelity Emerging Markets Equity Central Fund	115,733,112	2,991,520	704,465	110,933,503	25.8%
Fidelity Energy Central Fund	167,317,558	7,993,375	585,143	147,759,036	15.2%
Fidelity Financials Central Fund	385,467,487	10,799,227	2,298,560	415,656,162	16.5%
Fidelity Floating Rate Central Fund	38,858,316	1,321,400	234,822	38,981,351	1.7%
Fidelity Health Care Central Fund	287,633,271	5,945,168	13,924,321	303,560,519	15.9%
Fidelity High Income Central Fund 1	74,152,556	71,885,676	727,243	140,812,188	17.9%
Fidelity Industrials Central Fund	209,749,006	5,555,797	1,235,718	229,307,729	16.7%
Fidelity Inflation-Protected Bond Index Central Fund	39,283,784	10,556,380	265,317	49,055,502	17.6%
Fidelity Information Technology Central Fund	378,865,383	32,955,201	1,481,778	419,404,807	15.7%
Fidelity International Equity Central Fund	730,319,960	17,227,559	29,643,483	698,405,623	25.5%
Fidelity Investment Grade Bond Central Fund	868,102,602	22,682,986	81,852,224	816,677,858	10.9%
Fidelity Materials Central Fund	79,084,304	2,552,472	431,225	77,557,554	16.8%
Fidelity Real Estate Equity Central Fund	-	27,698,686	64,076	27,989,208	17.6%
Fidelity Telecom Services Central Fund	40,322,450	1,351,913	187,227	41,882,907	14.2%
Fidelity Utilities Central Fund	78,119,318	2,184,276	439,111	84,198,064	16.5%
Total	$ 3,934,082,825	$ 233,945,475	$ 152,453,741	$ 4,067,115,906
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 3,002,189,182	$ 3,002,189,182	$ -	$ -
Fixed-Income Central Funds	1,064,926,724	1,064,926,724	-	-
Money Market Central Funds	91,874,029	91,874,029	-	-
U.S. Treasury Obligations	4,669,907	-	4,669,907	-
Total Investments in Securities:	$ 4,163,659,842	$ 4,158,989,935	$ 4,669,907	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,651,278	$ 1,651,278	$ -	$ -
Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $3,292,773,581. Net unrealized appreciation aggregated $870,886,261, of which $948,726,852 related to appreciated investment securities and $77,840,591 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 85%

December 31, 2014

1.811344.110

AGG-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 87.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	478,362	$ 112,582,485
Fidelity Consumer Staples Central Fund (c)	373,909	81,411,253
Fidelity Emerging Markets Equity Central Fund (c)	211,161	42,088,695
Fidelity Energy Central Fund (c)	536,447	69,630,761
Fidelity Financials Central Fund (c)	2,015,928	178,651,500
Fidelity Health Care Central Fund (c)	401,024	134,659,895
Fidelity Industrials Central Fund (c)	423,446	98,544,253
Fidelity Information Technology Central Fund (c)	704,803	189,690,786
Fidelity International Equity Central Fund (c)	4,130,813	318,031,289
Fidelity Materials Central Fund (c)	148,850	33,166,805
Fidelity Real Estate Equity Central Fund (c)	100,212	10,251,675
Fidelity Telecom Services Central Fund (c)	123,450	20,427,209
Fidelity Utilities Central Fund (c)	221,479	36,264,945
TOTAL EQUITY CENTRAL FUNDS (Cost $971,250,897)		1,325,401,551
Fixed-Income Central Funds - 10.6%

High Yield Fixed-Income Funds - 3.9%
Fidelity Emerging Markets Debt Central Fund (c)	2,725	25,802
Fidelity Floating Rate Central Fund (c)	135,711	14,188,536
Fidelity High Income Central Fund 1 (c)	450,236	44,564,320
TOTAL HIGH YIELD FIXED-INCOME FUNDS		58,778,658
Investment Grade Fixed-Income Funds - 6.7%
Fidelity Inflation-Protected Bond Index Central Fund (c)	147,364	14,463,809
Fidelity Investment Grade Bond Central Fund (c)	812,676	87,817,741
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		102,281,550
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $161,476,897)		161,060,208
Money Market Central Funds - 2.3%

Fidelity Cash Central Fund, 0.13% (a) (Cost $35,319,279)	35,319,279	35,319,279
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 1/8/15 to 3/12/15 (b) (Cost $1,779,975)	$ 1,780,000	$ 1,779,975
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,169,827,048)	1,523,561,013
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,048,800)
NET ASSETS - 100%	$ 1,522,512,213
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
341 CME E-mini S&P 500 Index Contracts (United States)	March 2015	$ 34,993,420	$ 625,898

The face value of futures purchased as a percentage of net assets is 2.3%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,779,975.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,389
Fidelity Consumer Discretionary Central Fund	357,978
Fidelity Consumer Staples Central Fund	349,309
Fidelity Emerging Markets Debt Central Fund	27,501
Fidelity Emerging Markets Equity Central Fund	151,274
Fidelity Energy Central Fund	310,935
Fidelity Financials Central Fund	1,067,893
Fidelity Floating Rate Central Fund	174,603
Fidelity Health Care Central Fund	217,153
Fidelity High Income Central Fund 1	632,711
Fidelity Industrials Central Fund	362,130
Fidelity Information Technology Central Fund	264,004
Fidelity International Equity Central Fund	892,599
Fidelity Investment Grade Bond Central Fund	769,412
Fidelity Materials Central Fund	157,904
Fidelity Real Estate Equity Central Fund	42,728
Fidelity Telecom Services Central Fund	124,388
Fidelity Utilities Central Fund	230,315
Total	$ 6,140,226
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 4,001,573	$ 14,591	$ 4,007,159	$ -	0.0%
Fidelity Consumer Discretionary Central Fund	113,161,445	2,755,106	12,931,811	112,582,485	7.3%
Fidelity Consumer Staples Central Fund	84,571,562	2,159,974	9,763,220	81,411,253	6.9%
Fidelity Emerging Markets Debt Central Fund	7,845,467	66,200	7,830,591	25,802	0.0%
Fidelity Emerging Markets Equity Central Fund	47,646,633	1,556,515	4,292,032	42,088,695	9.8%
Fidelity Energy Central Fund	80,552,685	2,701,707	499,897	69,630,761	7.2%
Fidelity Financials Central Fund	185,588,261	6,861,127	22,074,330	178,651,500	7.1%
Fidelity Floating Rate Central Fund	15,312,201	621,835	1,384,513	14,188,536	0.6%
Fidelity Health Care Central Fund	137,843,581	3,263,955	15,710,255	134,659,895	7.0%
Fidelity High Income Central Fund 1	29,906,639	19,612,642	3,508,159	44,564,320	5.7%
Fidelity Industrials Central Fund	101,199,635	3,570,675	12,123,709	98,544,253	7.2%
Fidelity Inflation-Protected Bond Index Central Fund	15,524,474	453,294	1,384,513	14,463,809	5.2%
Fidelity Information Technology Central Fund	180,363,403	6,230,991	1,236,984	189,690,786	7.1%
Fidelity International Equity Central Fund	344,525,328	14,528,588	30,448,915	318,031,289	11.6%
Fidelity Investment Grade Bond Central Fund	137,496,728	3,781,855	54,766,681	87,817,741	1.2%
Fidelity Materials Central Fund	37,821,930	1,160,767	4,397,871	33,166,805	7.2%
Fidelity Real Estate Equity Central Fund	-	10,137,520	15,478	10,251,675	6.5%
Fidelity Telecom Services Central Fund	19,526,034	865,231	161,641	20,427,209	6.9%
Fidelity Utilities Central Fund	37,683,012	1,262,370	4,361,919	36,264,945	7.1%
Total	$ 1,580,570,591	$ 81,604,943	$ 190,899,678	$ 1,486,461,759
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,325,401,551	$ 1,325,401,551	$ -	$ -
Fixed-Income Central Funds	161,060,208	161,060,208	-	-
Money Market Central Funds	35,319,279	35,319,279	-	-
U.S. Treasury Obligation	1,779,975	-	1,779,975	-
Total Investments in Securities:	$ 1,523,561,013	$ 1,521,781,038	$ 1,779,975	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 625,898	$ 625,898	$ -	$ -
Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $1,169,828,318. Net unrealized appreciation aggregated $353,732,695, of which $369,006,378 related to appreciated investment securities and $15,273,683 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Broad Market
Opportunities Fund

December 31, 2014

1.861615.107

BMO-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	7,810	$ 1,838,186
Fidelity Consumer Staples Central Fund (a)	5,889	1,282,238
Fidelity Energy Central Fund (a)	8,470	1,099,440
Fidelity Financials Central Fund (a)	34,964	3,098,495
Fidelity Health Care Central Fund (a)	6,725	2,258,289
Fidelity Industrials Central Fund (a)	7,166	1,667,638
Fidelity Information Technology Central Fund (a)	11,573	3,114,755
Fidelity Materials Central Fund (a)	2,529	563,611
Fidelity Telecom Services Central Fund (a)	2,103	348,011
Fidelity Utilities Central Fund (a)	3,567	584,009
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $12,432,547)		15,854,672
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(16,308)
NET ASSETS - 100%		$ 15,838,364
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$ 5,803
Fidelity Consumer Staples Central Fund	5,745
Fidelity Energy Central Fund	4,992
Fidelity Financials Central Fund	18,415
Fidelity Health Care Central Fund	3,596
Fidelity Industrials Central Fund	6,218
Fidelity Information Technology Central Fund	4,337
Fidelity Materials Central Fund	2,715
Fidelity Telecom Services Central Fund	2,364
Fidelity Utilities Central Fund	3,740
Total	$ 57,925
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 1,659,146	$ 105,735	$ 92,262	$ 1,838,186	0.1%
Fidelity Consumer Staples Central Fund	1,221,444	105,063	122,424	1,282,238	0.1%
Fidelity Energy Central Fund	1,278,487	212,035	181,633	1,099,440	0.1%
Fidelity Financials Central Fund	2,861,099	213,069	136,685	3,098,495	0.1%
Fidelity Health Care Central Fund	1,983,192	275,534	172,791	2,258,289	0.1%
Fidelity Industrials Central Fund	1,618,478	75,489	133,615	1,667,638	0.1%
Fidelity Information Technology Central Fund	2,913,254	222,033	92,280	3,114,755	0.1%
Fidelity Materials Central Fund	592,487	23,911	33,897	563,611	0.1%
Fidelity Telecom Services Central Fund	341,255	45,640	43,503	348,011	0.1%
Fidelity Utilities Central Fund	568,417	17,017	32,230	584,009	0.1%
Total	$ 15,037,259	$ 1,295,526	$ 1,041,320	$ 15,854,672
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $12,432,547. Net unrealized appreciation aggregated $3,422,125, of which $3,506,652 related to appreciated investment securities and $84,527 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 2, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 2, 2015